Jun. 25, 2018
Hartford Multi-Asset Income Fund

JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD MULTI-ASSET INCOME FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)

Effective July 31, 2018, under the headings “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Multi-Asset Income Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the second and third sentence in the first paragraph are deleted in their entirety and replaced with the following:

Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, will target an allocation between 30% and 50% of the Fund’s net assets in equity securities and 50% to 70% of the Fund’s net assets in fixed income securities.

(2)

Effective July 31, 2018, under the headings “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Multi-Asset Income Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the fifth sentence in the second paragraph is deleted in its entirety and replaced with the following:

The Fund may invest in foreign securities and other instruments, including investments in issuers located in emerging markets.

(3)

Effective July 31, 2018, the Fund is changing its benchmarks as well as its blended benchmark because Hartford Funds Management Company, LLC believes that these benchmarks better reflect the Fund’s investment strategy. Effective July 31, 2018, the Fund’s new benchmarks will be the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index and its new blended benchmark will be as follows: 55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.